Schedule of Long-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Bank Loans Schedule Of Long-term Bank Debt 1	$ 406,826
Bank Loans Schedule Of Long-term Bank Debt 2	109,779
Bank Loans Schedule Of Long-term Bank Debt 3	(94,279)
Bank Loans Schedule Of Long-term Bank Debt 4	(35,604)
Bank Loans Schedule Of Long-term Bank Debt 5	312,547
Bank Loans Schedule Of Long-term Bank Debt 6	$ 74,175